Information on staff and remuneration - Employee warrant programs (Details)	12 Months Ended
	Dec. 31, 2021 DKK (kr) EquityInstruments kr / shares	Dec. 31, 2020 DKK (kr) EquityInstruments kr / shares
Disclosure of Information on staff and remuneration
Balance at the beginning | EquityInstruments	2,019,368	1,709,912
Balance at the end | EquityInstruments	2,209,044	2,019,368
Weighted-average share price at the date of exercise | kr / shares	kr 186.1	kr 234.7
Weighted-average exercise price for expired during the period | kr / shares	142.5	101.2
Weighted-average exercise price for forfeited during the period | kr / shares	206.2	169.2
Weighted-average exercise price for outstanding during the period | kr / shares	kr 159.6	kr 158.5
10 year employee warrant incentive program
Disclosure of Information on staff and remuneration
Maximum years of options granted (In years)	10 years	10 years
Balance at the beginning	63,217	0
Number of units granted	0	63,217
Number of warrants, forfeited during the period	0	0
Number of warrants, exercised during the period	0	0
Number of warrants, expired during the period	0	0
Balance at the end	63,217	63,217
Number of warrants, exercisable at the end of the period	21,073	0
Warrants, Exercise price | kr / shares	kr 216.8	kr 216.8
Weighted-average remaining contractual life	8 years 8 months 12 days	9 years 8 months 12 days
2010 employee warrant incentive program
Disclosure of Information on staff and remuneration
Maximum years of options granted (In years)		5 years
Balance at the beginning	0	42,359
Number of units granted		0
Number of warrants, forfeited during the period		0
Number of warrants, exercised during the period		(42,359)
Number of warrants, expired during the period		0
Balance at the end		0
Number of warrants, exercisable at the end of the period		0
Weighted-average remaining contractual life		0 years
2010 employee warrant incentive program | Minimum
Disclosure of Information on staff and remuneration
Warrants, Exercise price | kr / shares		kr 101.2
2010 employee warrant incentive program | Maximum
Disclosure of Information on staff and remuneration
Warrants, Exercise price | kr / shares		kr 127.1
2015 employee warrant incentive program
Disclosure of Information on staff and remuneration
Maximum years of options granted (In years)	5 years	10 years
Balance at the beginning	1,908,920	1,647,788
Number of units granted	0	631,288
Number of warrants, forfeited during the period	(214,348)	(53,747)
Number of warrants, exercised during the period	(233,595)	(276,409)
Number of warrants, expired during the period	(47,000)	(40,000)
Balance at the end	1,413,977	1,908,920
Number of warrants, exercisable at the end of the period	529,596	301,529
Weighted-average remaining contractual life	3 years 9 months 18 days	4 years 10 months 24 days
2015 employee warrant incentive program | Minimum
Disclosure of Information on staff and remuneration
Warrants, Exercise price | kr / shares	kr 90	kr 90.0
2015 employee warrant incentive program | Maximum
Disclosure of Information on staff and remuneration
Warrants, Exercise price | kr / shares	kr 224.4	kr 224.4
Executive management | 10 year employee warrant incentive program
Disclosure of Information on staff and remuneration
Balance at the beginning	0
Balance at the end	0	0
Executive management | 2010 employee warrant incentive program
Disclosure of Information on staff and remuneration
Balance at the beginning	0
Balance at the end		0
Executive management | 2015 employee warrant incentive program
Disclosure of Information on staff and remuneration
Balance at the beginning	373,409
Balance at the end	353,409	373,409